Leases - Schedule of Aggregate Future Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 417
2027	256
2028	26
Total future annual minimum lease payments	699
Less: interest	(21)
Total lease liabilities	$ 678